Additional information - Financial Statement Schedule I - Condensed statement of cash flows (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit/(loss) before income tax	£ (46,985,000)	£ (39,664,000)	£ (130,724,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	243,000	658,000	875,000
Foreign exchange (gains)/losses on operating activities	3,638,000	3,594,000	2,041,000
Changes in working capital:
Other receivables	12,577,000	(10,959,000)	7,193,000
Net cash inflow from operating activities	178,715,000	72,702,000	85,671,000
Cash flows from financing activities
Proceeds from issue of shares		79,985,000	158,542,000
Net cash inflow from financing activities	35,308,000	209,582,000	86,231,000
Cash flows from investing activities
Net cash outflow from investing activities	(229,574,000)	(274,675,000)	(171,204,000)
Effect of exchange rate changes on cash and cash equivalents	(3,308,000)	4,947,000	(3,168,000)
Net (decrease)/increase in cash and cash equivalents	(18,859,000)	12,556,000	(2,470,000)
Cash and cash equivalents at beginning of year	86,105,000	73,549,000	76,019,000
Cash and cash equivalents at end of year	67,246,000	86,105,000	73,549,000
Parent
Cash flows from operating activities
Profit/(loss) before income tax	850,000	(898,000)	(51,681,000)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	243,000	658,000	875,000
Foreign exchange (gains)/losses on operating activities	(4,000)	18,000	1,000
Changes in working capital:
Other receivables			(1,000)
Amounts owed by subsidiaries	(6,828,000)	(6,111,000)	(3,371,000)
Other payables	365,000	(6,433,000)	3,216,000
Amounts due to subsidiaries	5,379,000	12,486,000	25,253,000
Net cash inflow from operating activities	5,000	(280,000)	(25,708,000)
Cash flows from financing activities
Proceeds from issue of shares		79,985,000	158,541,000
Net cash inflow from financing activities		79,985,000	158,541,000
Cash flows from investing activities
Loans advanced to subsidiaries		(79,985,000)	(133,175,000)
Net cash outflow from investing activities		(79,985,000)	(133,175,000)
Effect of exchange rate changes on cash and cash equivalents	4,000	(18,000)	(1,000)
Net (decrease)/increase in cash and cash equivalents	9,000	(298,000)	(343,000)
Cash and cash equivalents at beginning of year	74,000	372,000	715,000
Cash and cash equivalents at end of year	£ 83,000	£ 74,000	£ 372,000